Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Capital Management
Schedule of financial conglomerate

Prudential conglomerate	2025	2024

Regulatory Capital	5,159,443	3,629,737
Tier I	4,472,543	3,250,052
Common equity capital	4,045,444	2,940,941
Additional	427,099	309,111
Tier II	686,900	379,685

Risk weighted assets (RWA)	31,141,647	20,071,878
Credit risk (RWA CPAD)	22,364,039	14,771,860
Market risk (RWA MPAD)	1,196,138	46,080
Operational risk (RWA OPAD)	5,941,247	4,506,187
Payment services risk (RWA SP)	1,640,223	747,751

Minimum capital required	3,269,873	1,756,289

Excess margin	1,889,570	1,873,448

CET1 ratio	13.0%	14.7%
Tier 1 ratio	14.4%	16.2%
CAR	16.6%	18.1%